SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The consolidated financial statements of the Company include the accounts of the Company, its subsidiaries, and its VIE. All intercompany balances and transactions have been eliminated upon consolidation.

The Company, together with its wholly-owned subsidiary Huaya and its VIE, are effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered under common control. The consolidation of the Company and its subsidiaries and VIE has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

The Company, through its subsidiaries and VIE, is engaged in providing financial consulting services to customers in the PRC.

The Company’s consolidated financial statements reflect the operating results of the following entities:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership	Principal activities
ATIF	January 5, 2015	British Virgin Islands	100%	Parent Holding
Wholly owned subsidiaries
ATIF HK	January 6, 2015	Hong Kong	100%	Investment holding
Huaya	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
VIE
Qianhai	November 3, 2015	PRC	VIE	Listing and financial consulting services

The VIE contractual arrangements

Foreign investments in domestic Chinese companies that engage in private equity investment business are restricted in China under current PRC laws and regulations. Huaya is a WFOE and is subject to such legal restrictions. Therefore, the Company’s main operating entity Qianhai is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;
•	limit the Company’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;
•	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds from the IPO to finance the Company’s business and operations in China.

The Company’s ability to conduct its consulting services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and its respective shareholders and it may lose the ability to receive economic benefits from its VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary, or its VIE.

The Company has not provided any financial support to the VIE for the years ended July 31, 2019, 2018, and 2017. The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of July 31,
	2019	2018
Current assets	$3,673,890	$3,689,028
Non-current assets	68,375	49,378
Total assets	3,742,265	3,738,406
Current liabilities	980,364	1,512,761
Non-current liabilities	—	—
Total liabilities	980,364	1,512,761
Net assets	$2,761,901	$2,225,645

The summarized operating results of the VIE’s are as follows:

	For the years ended July 31,
	2019	2018	2017
Operating revenue	$2,777,618	$5,341,271	$3,657,223
Income from operations	884,789	2,927,679	925,065
Income before income taxes	930,361	2,863,744	2,147,253
Net income	$697,631	$2,146,927	$641,107

The summarized cash flow information of the VIE are as follows:

	For the years ended July 31,
	2019	2018	2017
Net cash (used in) provided by operating activities	$(3,380,071)	$2,036,439	$153,718
Net cash provided by (used in) investing activities	2,700,687	(2,898,916)	(20,483)
Net cash provided by (used in) financing activities	$(14,626)	$755,139	$—

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts and loan receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, revenue recognition and provision necessary for contingent liabilities. Actual results could differ from those estimates.

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Allowance for uncollectible balances amounted to $65,335 and $Nil as of July 31, 2019 and 2018, respectively.

Prepaid expenses

Prepaid expenses primarily consist of prepayment to third-party vendors for outsourced consulting services such as potential new customer identification and referral and assistance in capital funding for customers, advance payment to vendors for purchase of fixed assets, prepaid advertising expenses and prepaid rental deposits. Prepaid expenses are interest free, unsecured, and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of July 31, 2019 and 2018, there was no allowance recorded as the Company considers all of such advances fully realizable.

Property and Equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Electronic equipment	3 years
Office furniture	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible Assets, net

Intangible assets consist primarily of purchased accounting software and a financial and news platform www.chinacnnm.com acquired in fiscal year 2019 to be used to market the Company’s going public consulting services to potential clients and to help existing clients distribute news and worldwide press releases (see Note 7).

Intangible assets are stated at cost less accumulated amortization. The straight-line method is used to compute amortization over the estimated useful lives of the intangible assets, as follows:

Useful life
Accounting software	5 years
Financial and news platform	15 years

Impairment of Long-lived Assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market value. There were no impairments of long-lived assets as of July 31, 2019 and 2018.

Fair Value of Financial Instruments

ASC 825‑10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash and cash equivalents, accounts receivable, loan receivable, due from a related party, prepaid expenses and other current assets, taxes payable, deferred revenue, due to related parties, accrued expenses and other current liabilities approximate their fair values because of the short-term nature of these instruments.

Revenue Recognition

On August 1, 2018, the Company adopted ASC 606 Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective approach. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements, no adjustments to opening retained earnings were made as the Company’s revenue was recognized based on the amount of consideration expects to receive in exchange for satisfying the performance obligations.

ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the Company’s contracts to provide services to customers. The core principle requires the Company to recognize revenue to depict the transfer of services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that may result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

The Company currently generates its revenue from the following main sources:

(1)    Revenue from customer’s initial registration fee

In order to engage with the Company for various consulting services, a new customer is required to pay an initial non-refundable registration fee to the Company and the Company will then post the customer’s information and profiles on its website, at which point, the Company’s performance obligations are satisfied and such registration fee is recognized as revenue. The Company does not charge additional customer profile maintenance fee after the initial posting is completed as limited effort is required for the Company to maintain such information on an on-going basis.

(2)    Revenue from consulting services

The Company provides various consulting services to its members, especially to those who have the intention to be publicly listed in the stock exchanges in the United States and other countries. The Company categorizes its consulting services into three Phases:

Phase I consulting services primarily include due diligence review, market research and feasibility study, business plan drafting, accounting record review, and business analysis and recommendations. Management estimates that Phase I normally takes about three months to complete based on its past experience.

Phase II consulting services primarily include reorganization, pre-listing education and tutoring, talent search, legal and audit firm recommendation and coordination, VIE contracts and other public-listing related documents review, merger and acquisition planning, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation. Management estimates that Phase II normally takes about eight months to complete based on its past experience.

Phase III consulting services primarily include shell company identification and recommendation for customers expecting to become publicly listed through reverse merger transaction; assistance in preparation of customers’ public filings for IPO or reverse merger transactions; and assistance in answering comments and questions received from regulatory agencies. Management believes it is very difficult to estimate the timing of this phase of service as the completion of Phase III services is not within the Company’s control.

Each phase of consulting services is stand-alone and fees associated with each phase are clearly identified in service agreements. Revenue from providing Phase I and Phase II consulting services to customers is recognized ratably over the estimated completion period of each phase as the Company’s performance obligations related to these services are carried out over the whole duration of each Phase. Revenue from providing Phase III consulting services to customers is recognized upon completion of the reverse merger transaction or IPO transaction when the Company’s promised services are rendered and the Company’s performance obligations are satisfied. Revenue that has been billed and not yet recognized is reflected as deferred revenue on the balance sheet.

Depending on the complexity of the underlying service arrangement and related terms and conditions, significant judgments, assumptions, and estimates may be required to determine when substantial delivery of contract elements has occurred, whether any significant ongoing obligations exist subsequent to contract execution, whether amounts due are collectible and the appropriate period or periods in which, or during which, the completion of the earnings process occurs. Depending on the magnitude of specific revenue arrangements, adjustment may be made to the judgments, assumptions, and estimates regarding contracts executed in any specific period.

Contract Assets and Liabilities

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs.

The Company’s contract assets, consist primarily of accounts receivable related to providing going public consulting services to the customers in which the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment. Accounts receivable related to going public consulting services amounted to $1,472,258 and $137,550 as of July 31, 2019 and 2018, respectively. For accounts receivable balance as of July 31, 2019, approximately 14% has been subsequently collected back as of the date of this Report and the remaining balances are expected to be collected within the next few months.

The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue, consist primarily of the Company’s unsatisfied performance obligations associated with going public consulting services to be provided to customers as of the balance sheet dates. Contract liabilities amounted to $415,392 and $547,235 as of July 31, 2019 and 2018, respectively. The July 31, 2019 contract liabilities balances are expected to be recognized as revenue within one year when the Company’s performance obligations are satisfied.

Disaggregation of Revenues

Revenue disaggregated by service type was as follows for the years ended July 31, 2019, 2018, and 2017:

	For the years ended July 31,
	2019	2018	2017
Revenue from consulting services	$3,078,758	$5,236,196	$3,469,224
Revenue from customer’s initial registration fee	—	71,695	166,147
Total revenue	$3,078,758	$5,307,891	$3,635,371

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740‑10‑25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Management does not believe that there was any uncertain tax position as of July 31, 2019 and 2018. As of July 31, 2019, PRC tax returns filed in 2016 to 2018 remain open for statutory examination by PRC tax authorities

Earnings per Share

Basic earnings per share are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. There were no dilutive shares for the years ended July 31, 2019, 2018, and 2017.

Foreign Currency Translation

The accounts of the Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is the U.S. Dollar (“USD”) while its subsidiary in Hong Kong reports its financial positions and results of operations in Hong Kong Dollar (“HKD”) and the Company’s subsidiary in China reports its financial positions and results of operations in Renminbi (“RMB”). The accompanying consolidated financial statements are presented in USD. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	July 31, 2019		July 31, 2018		July 31, 2017
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB: 1USD	0.1453	0.1463	0.1467	0.1538	0.1487	0.1466
HKD: 1USD	0.1278	0.1276	0.1274	0.1278	0.1280	0.1287

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. The Company’s other comprehensive loss for the year ended July 31, 2019, 2018, and 2017, consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainty

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on the balance sheet for all leases, including operating leases, with a term in excess of 12 months. The guidance also expands the quantitative and qualitative disclosure requirements. The guidance will be effective in fiscal year 2020, with early adoption permitted, and must be applied using a modified retrospective approach. In July 2018, the FASB issued updates to the lease standard making transition requirements less burdensome. The update provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the company’s financial statements. The new guidance requires the lessee to record operating leases on the balance sheet with a right-of-use asset and corresponding liability for future payment obligations. FASB further issued ASU 2018‑11 “Target Improvement” and ASU 2018‑20 “Narrow-scope Improvements for Lessors.” As an emerging growth company, the Company will adopt this guidance effective August 1, 2019. The Company has evaluated the impact of this guidance and estimated that the adoption of ASU 2016-02 will recognize additional operating liabilities of approximately $1.2 million, with corresponding right of use ("ROU") assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases with a term longer than 12 months.

In February 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018‑02, “Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income.” The ASU amends ASC 220, Income Statement — Reporting Comprehensive Income, to “allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act.” In addition, under the ASU, an entity will be required to provide certain disclosures regarding stranded tax effects. The ASU is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In March 2018, the FASB issued ASU 2018‑05 — Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018‑05”), which amends the FASB Accounting Standards Codification and XBRL Taxonomy based on the Tax Cuts and Jobs Act (the “Act”) that was signed into law on December 22, 2017, and Staff Accounting Bulletin No. 118 (“SAB 118”) that was released by the SEC. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

On June 20, 2018, the FASB issued ASU No. 2018‑07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting for share-based payment awards issued to employees and nonemployees. Under ASU No. 2018‑07, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The new standard is effective for all public entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, but not before an entity adopts ASC 606. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016‑13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016‑13 was subsequently amended by Accounting Standards Update 2018‑19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Accounting Standards Update 2019‑04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019‑05, Targeted Transition Relief. For public entities, ASU 2016‑13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As an emerging growth company, the Company will adopt this guidance effective August 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016‑13 on its consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018‑13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018‑13”). ASU 2018‑13 modifies the disclosure requirements on fair value measurements. ASU 2018‑13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company is currently evaluating the impact of adopting ASU No. 2018‑13 on its consolidated financial statements.